SUMMARY OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of shares, warrants outstanding	25,624,663
Weighted average remaining contractual term	4 years 1 month 6 days	2 years 3 months 18 days
Weighted average exercise price		$ 0.18	$ 0.20
Number of share warrants exercisable	23,749,663
Warrant One [Member]
Number of shares, warrants outstanding	11,444,663
Weighted average remaining contractual term	4 years 6 months
Weighted average exercise price	$ 0.0001
Number of share warrants exercisable	11,444,663
Weighted average exercise price	$ 0.0001
Warrant Two [Member]
Number of shares, warrants outstanding	12,000,000
Weighted average remaining contractual term	1 year 4 months 24 days
Weighted average exercise price	$ 0.03
Number of share warrants exercisable	10,125,000
Weighted average exercise price	$ 0.03
Warrant Three [Member]
Number of shares, warrants outstanding	2,180,000
Weighted average remaining contractual term	2 months 12 days
Weighted average exercise price	$ 0.01
Number of share warrants exercisable	2,180,000
Weighted average exercise price	$ 0.01